DEBT (Tables)	12 Months Ended
Dec. 31, 2014
DEBT [Abstract]
Long-term debt
Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2014	2013
3.66% senior notes due November 2023	$75,000	$75,000
3.06% Euro-denominated senior notes due November 2023	46,270	52,566
4.47% senior notes due November 2018	25,000	25,000
4.14% senior notes due November 2017	25,000	25,000
4.91% senior notes due through May 2017	88,000	99,000
3.77% senior notes due November 2016	25,000	25,000
Term loan	98,750	—
Long-term revolving loan agreement	65,987	43,982
Various other notes	2,004	2,576
	451,011	348,124
Less current maturities	—	—
Total long-term debt	$451,011	$348,124

Restrictive loan covenants
The following table summarizes the Company’s most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2014:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.74	3.50
Net Worth (Minimum)	$1,046,935	$625,000
Interest Coverage (Minimum)	8.64	2.0

Short-term borrowings
The Company’s short-term borrowings consisted of the following items at December 31:

(in thousands)	2014	2013
Uncommitted loans	$14,086	$4,600
Loans of foreign subsidiaries	1,802	2,450
Total	$15,888	$7,050